Deposits by Banks	6 Months Ended
Jun. 30, 2019
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Deposits by Banks

18. DEPOSITS BY BANKS

	30 June 2019	31 December 2018
	£m	£m
Items in the course of transmission	326	262
Deposits held as collateral	3,571	4,048
Other deposits(1)	12,592	12,891
Amounts due to Santander UK subsidiaries	—	20

	16,489	17,221

(1)	Includes drawdown from the TFS of £10.8bn (2018: £10.8bn).